Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 63,859	$ 8,872	¥ 7,899
Total	76,762	10,665	23,503
Less: accumulated depreciation	10,693	1,486	9,524
Property and equipment, net	66,069	9,179	13,979
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	5,501	765	7,334
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	2,772	385	3,007
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	3,275	455	3,503
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 1,355	$ 188	¥ 1,760